LEASES - Supplemental balance sheet information (Details) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
Operating leases
Operating lease right-of-use assets	₽ 21,218.0	$ 269.1	₽ 17,654.0
Operating lease liabilities - current	₽ 10,603.0	$ 134.5	₽ 6,516.0
Operating lease liabilities - current , Balance sheet location	us-gaap:AccountsPayableAndAccruedLiabilitiesMember	us-gaap:AccountsPayableAndAccruedLiabilitiesMember	us-gaap:AccountsPayableAndAccruedLiabilitiesMember
Operating lease liabilities - non-current	₽ 10,841.0	$ 137.5	₽ 12,560.0
Total operating lease liabilities	21,444.0	272.0	19,076.0
Finance leases
Property and equipment, at cost	98,967.0	1,255.0	81,448.0
Accumulated depreciation	(51,111.0)	(648.1)	(41,708.0)
Total property and equipment, net	47,856.0	606.9	39,740.0
Total	1,556.0	19.8
Finance lease asset
Finance leases
Property and equipment, at cost	1,680.0	21.3	113.0
Accumulated depreciation	(175.0)	(2.2)	(2.0)
Total property and equipment, net	1,505.0	19.1	111.0
Other current liabilities	462.0	5.9	36.0
Other long-term liabilities	1,094.0	13.9	76.0
Total	₽ 1,556.0	$ 19.8	₽ 112.0